Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2019	2020

Value added tax recoverable	$322	$330
Rental and utility deposit	20	21
Advance to suppliers	220	107
Prepayment	526	427
Coupon and dividend receivable	109	114
Others	809	753
	$2,006	$1,752